LITIGATION AND CLAIMS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS & CONTINGENCIES (Note 7)
6. LITIGATION AND CLAIMS

6. LITIGATION AND CLAIMS

From time to time, the Company may be involved in various legal proceedings and claims arising in the ordinary course of business. Management believes that the dispositions of these matters, individually or in the aggregate, are not expected to have a material adverse effect on the Company’s financial condition. However, depending on the amount and timing of such disposition, an unfavorable resolution of some or all of these matters could materially affect the future results of operations or cash flows in a particular year.

As of June 30, 2021, and December 31, 2020, there was no accrual recorded for any potential losses related to pending litigation.

7. LITIGATION AND CLAIMS

From time to time, the Company may be involved in various legal proceedings and claims arising in the ordinary course of business. Management believes that the dispositions of these matters, individually or in the aggregate, are not expected to have a material adverse effect on the Company’s financial condition. However, depending on the amount and timing of such disposition, an unfavorable resolution of some or all of these matters could materially affect the future results of operations or cash flows in a particular year.

As of December 31, 2020, and 2019, there was no accrual recorded for any potential losses related to pending litigation.